Related Parties — Transactions and Balances (Details) $ in Thousands					1 Months Ended					6 Months Ended
	Apr. 30, 2024 USD ($)	Feb. 05, 2024 USD ($)	Jan. 31, 2024 USD ($)	Mar. 22, 2023 USD ($)	Apr. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ILS (₪)	Jun. 30, 2023 USD ($)
Related Parties — Transactions and Balances [Line Items]
Consultancy services fees	$ 20							$ 16	₪ 57,750
Percentage of gross proceed								7.00%	7.00%
Percentage of total consideration paid								8.00%	8.00%
Paid to pure capital							$ 352
Payment to related party										$ 506		$ 402
Related party transaction, description										(i) up to $2.5 million, Pure Capital will be entitled to a bonus payment of $50,000; (ii) between $2.5 million and $5 million, Pure Capital will be entitled to a bonus payment of $100 thousand; (iii) between $5 million and $10 million, Pure Capital will be entitled to a bonus payment of $200 thousand; (iv) above $10 million, Pure Capital will be entitled to a bonus payment of $300 thousand, instead of 7% of the gross proceed paid to the Company.	(i) up to $2.5 million, Pure Capital will be entitled to a bonus payment of $50,000; (ii) between $2.5 million and $5 million, Pure Capital will be entitled to a bonus payment of $100 thousand; (iii) between $5 million and $10 million, Pure Capital will be entitled to a bonus payment of $200 thousand; (iv) above $10 million, Pure Capital will be entitled to a bonus payment of $300 thousand, instead of 7% of the gross proceed paid to the Company.
Bonus amount				$ 51
Advance Notice Period	30 years			30 days
Monthly fee						$ 10
Outstanding payable related to employee services										$ 25
Consulting agreement, term	36 days
Pure Capital Ltd. [Member]
Related Parties — Transactions and Balances [Line Items]
Related party, debts					$ 9
Outstanding payable										9
SciSparc Consulting Agreement [Member]
Related Parties — Transactions and Balances [Line Items]
Consultancy services fees				$ 20
Amount of outstanding due			$ 98
Xylo Technologies Ltd [Member]
Related Parties — Transactions and Balances [Line Items]
Related party, debts					$ 12
Outstanding payable										12
Chief Executive Officer [Member]
Related Parties — Transactions and Balances [Line Items]
Monthly salary										$ 21	₪ 80,000
IPO [Member] | Pure Capital Ltd. [Member]
Related Parties — Transactions and Balances [Line Items]
Payment to related party		$ 100